Accounts Receivable, Net	12 Months Ended
Jun. 30, 2019
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET
7.	ACCOUNTS RECEIVABLE, NET

	As of June 30,
	2018	2019	2019
	RMB	RMB	US$

Accounts receivable	30,757	27,767	4,045
Allowance for doubtful debts	-	-	-
Accounts receivable, net	30,757	27,767	4,045

All of the accounts receivable are non-interest bearing, with aging within 3 months.